Statements of Changes in Shareholders' Equity - USD ($) $ in Thousands	Total	Ordinary Shares	Share capital and additional paid-in capital	Accumulated other comprehensive income (loss)	Accumulated deficit
Beginning Balance at Jan. 01, 2015	$ 5,297		$ 76,839	$ (243)	$ (71,299)
Beginning Balance, Shares at Jan. 01, 2015		1,802,692
Issuance of Ordinary Shares	760		760
Issuance of Ordinary Shares, Shares		385,511
Other comprehensive income	(16)			(16)
Share-based compensation expense	130		130
Share-based compensation expense, Shares		4,065
Net income	334				334
Ending Balance at Dec. 31, 2015	6,505		77,729	(259)	(70,965)
Ending Balance, Shares at Dec. 31, 2015		2,192,268
Issuance of Ordinary Shares	1,283		1,283
Issuance of Ordinary Shares, Shares		570,284
Exercise of options	30		30
Exercise of options, Shares		10,000
Issuance of ordinary shares related to acquisition	298		298
Issuance of ordinary shares related to acquisition, Shares		162,734
Other comprehensive income	(16)			(16)
Share-based compensation expense	124		124
Net income	360				360
Ending Balance at Dec. 31, 2016	8,584		79,464	(275)	(70,605)
Ending Balance, Shares at Dec. 31, 2016		2,935,286
Issuance of Ordinary Shares	746		746
Issuance of Ordinary Shares, Shares		421,403
Other comprehensive income	55			55
Share-based compensation expense	60		60
Net income	773				773
Ending Balance at Dec. 31, 2017	$ 10,218		$ 80,270	$ (220)	$ (69,832)
Ending Balance, Shares at Dec. 31, 2017		3,356,689